PENSION AND OTHER POSTRETIREMENT BENEFITS (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2014	Jul. 02, 2016	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Components of net periodic benefit cost (credit)
Recognized loss on settlements			$ 41.4
U.S.
Defined Benefit Plans
Settlements		$ 70.0	69.2
Projected benefit obligations			1,033.7	$ 1,088.9	$ 1,161.1
Net actuarial loss (gain)			39.1	21.1	135.6
Components of net periodic benefit cost (credit)
Recognized loss on settlements		41.4
Actuarial (gain) loss		$ 72.0	$ 39.1	(58.3)
U.S. | Growth portfolio
Defined Benefit Plans
Target assets allocation (as a percent)			65.00%
U.S. | Liability hedging portfolio
Defined Benefit Plans
Target assets allocation (as a percent)			35.00%
Int'l
Defined Benefit Plans
Settlements				13.3
Projected benefit obligations			$ 762.9	674.7	737.1
Net actuarial loss (gain)			48.9	11.3	$ 51.3
Components of net periodic benefit cost (credit)
Actuarial (gain) loss			$ 123.8	$ (1.4)
Int'l | Equity Securities
Defined Benefit Plans
Target assets allocation (as a percent)			38.00%
Int'l | Fixed income securities and cash
Defined Benefit Plans
Target assets allocation (as a percent)			49.00%
Int'l | Insurance contracts and other investments
Defined Benefit Plans
Target assets allocation (as a percent)			13.00%
SHARE Plan
Defined Benefit Plans
Net actuarial loss (gain)	$ 12.0					$ 20.0